UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions		Total		Limited partners		Redemption- exchange units		Special limited partner units	Capital Limited partners	Retained earnings Limited partners		Ownership changes Limited partners	Accumulated other comprehensive income (loss) Limited partners [1]	Preferred securities	BBUC exchangeable shares		Interest of others in operating subsidiaries
Beginning balance at Dec. 31, 2022		$ 18,429		$ 1,408		$ 1,318		$ 0	$ 2,114	$ 97		$ (660)	$ (143)	$ 1,490	$ 1,378		$ 12,835
Net income (loss)		244		9		8				9				44	9		174
Other comprehensive income (loss)		293		22		21							22		21		229
Comprehensive income (loss)		537		31		29				9			22	44	30		403
Contributions		1,002															1,002
Distributions and capital paid		(1,290)	[2]	(10)	[2]	(8)	[2]			(10)	[2]			(44)	(9)	[2]	(1,219)	[2]
Ownership changes	[3]	214		27		21				(11)		38			25		141
Ending balance at Jun. 30, 2023		18,892		1,456		1,360		0	2,114	85		(622)	(121)	1,490	1,424		13,162
Beginning balance at Dec. 31, 2023		18,532		1,909		1,792		0	2,109	549		(619)	(130)	740	1,875		12,216
Net income (loss)		268		10		9				10				26	9		214
Other comprehensive income (loss)		(385)		(41)		(39)							(41)		(41)		(264)
Comprehensive income (loss)		(117)		(31)		(30)				10			(41)	26	(32)		(50)
Contributions		124															124
Distributions and capital paid	[2]	(335)		(10)		(8)				(10)				(26)	(9)		(282)
Ownership changes		0				(2)											2
Ending balance at Jun. 30, 2024		$ 18,204		$ 1,868		$ 1,752		$ 0	$ 2,109	$ 549		$ (619)	$ (171)	$ 740	$ 1,834		$ 12,010

[1]	See Note 20 for additional information.
[2]	See Note 19 for additional information on distributions.
[3]	Includes gains or losses on changes in ownership interests of consolidated subsidiaries.